Description of Business	9 Months Ended
Sep. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

Mirum Pharmaceuticals, Inc. (the “Company”) was incorporated in the State of Delaware on May 2, 2018, and is headquartered in Foster City, California. The Company is a biopharmaceutical company focused on the development and commercialization of a late-stage pipeline of novel therapies for debilitating liver diseases. The Company’s pipeline consists of two clinical-stage product candidates, maralixibat and volixibat, with mechanisms of action that have potential utility across a wide range of orphan liver diseases. The Company commenced significant operations in November 2018.

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, Mirum Pharmaceuticals AG. All intercompany balances and transactions among the consolidated entities have been eliminated in consolidation.

Reverse Stock Split

On July 3, 2019, the Company effected a 1-for-8 reverse stock split of its common stock. The par value and the authorized number of shares of the common stock were not adjusted as a result of the reverse stock split. The reverse stock split resulted in an adjustment to the conversion price of the Company’s Series A redeemable convertible preferred stock (the “Series A Preferred Stock”) to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying unaudited condensed consolidated financial statements and notes to the unaudited condensed consolidated financial statements give retroactive effect to the reverse stock split for all periods presented.

Initial Public Offering

On July 22, 2019, the Company completed its initial public offering (“IPO”) of its common stock. In connection with its IPO, the Company issued and sold 5,000,000 shares of its common stock at a price of $15.00 per share. As a result of the IPO, the Company received $67.2 million in net proceeds, after deducting underwriting discounts, commissions and offering expenses. At the closing of the IPO, 119,752,983 shares of outstanding Series A Preferred Stock were automatically converted into 14,969,118 shares of common stock, and 1,859,151 shares of redeemable common stock were reclassified into permanent equity due to the expiration of the deemed redemption feature. Following the IPO, there were no shares of Series A Preferred Stock or shares of redeemable common stock outstanding.

Liquidity

The Company has a limited operating history, has incurred significant operating losses since its inception, and the revenue and income potential of the Company’s business and market are unproven. As of September 30, 2019, the Company had an accumulated deficit of $51.9 million and cash, cash equivalents and investments of $153.6 million, which is available to fund future operations. The Company believes that its cash, cash equivalents and investments as of September 30, 2019 provide sufficient capital resources to continue its operations for at least twelve months from the issuance date of the accompanying unaudited condensed consolidated financial statements. As such, the unaudited condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Management expects to continue to incur additional substantial losses in the foreseeable future as a result of the Company’s research and development activities.